Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	80,279
Total Financials		80,279
Total Common Stocks (Cost $1,077,469)		80,279

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	335,138
Total Convertible Bonds (Cost $447,199)			335,138

Corporate Bonds & Notes 91.3%

Aerospace & Defense 4.5%
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	25,031,542
Boeing Co. (The)
03/01/2029	3.200%	5,263,000	4,767,178
05/01/2034	3.600%	7,309,000	6,211,656
08/01/2059	3.950%	15,225,000	11,102,895
Bombardier, Inc.(b)
12/01/2024	7.500%	269,000	263,446
04/15/2027	7.875%	360,000	332,683
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,669,731
Moog, Inc.(b)
12/15/2027	4.250%	139,000	129,726
Raytheon Technologies Corp.
03/15/2032	2.375%	4,340,000	3,829,092
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	2,000,000	1,991,029
TransDigm, Inc.(b)
03/15/2026	6.250%	4,391,000	4,409,139
TransDigm, Inc.
06/15/2026	6.375%	622,000	622,189
11/15/2027	5.500%	710,000	669,868
05/01/2029	4.875%	664,000	594,355
Total			68,624,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada(b)
08/15/2026	3.875%	520,000	478,415
American Airlines, Inc.(b)
07/15/2025	11.750%	400,000	444,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	1,322,207	1,304,068
04/20/2029	5.750%	179,155	171,552
Delta Air Lines, Inc.
01/15/2026	7.375%	491,000	515,675
04/19/2028	4.375%	135,000	126,311
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	482,739	470,105
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	210,842
04/15/2029	4.625%	245,000	225,815
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,350,711	1,352,868
Total			5,299,651
Automotive 1.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	197,000	186,634
07/01/2028	6.875%	1,450,000	1,394,767
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,320
Ford Motor Co.
02/12/2032	3.250%	2,908,000	2,426,064
12/08/2046	5.291%	2,000,000	1,720,229
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,131,585
06/16/2025	5.125%	256,000	255,148
08/04/2025	4.134%	1,500,000	1,469,006
11/13/2025	3.375%	1,251,000	1,193,597
08/17/2027	4.125%	554,000	524,936
02/10/2029	2.900%	1,642,000	1,380,928
11/13/2030	4.000%	214,000	189,416
General Motors Co.
04/01/2048	5.400%	2,835,000	2,558,381
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	223,000	203,242
IAA Spinco, Inc.(b)
06/15/2027	5.500%	910,000	909,498
Jaguar Land Rover Automotive PLC(b)
01/15/2028	5.875%	540,000	430,471
07/15/2029	5.500%	312,000	241,217
Columbia Corporate Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	579,000	570,899
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	60,544
05/15/2027	8.500%	503,000	507,371
Real Hero Merger Sub 2, Inc.(b)
02/01/2029	6.250%	180,000	145,855
Tenneco, Inc.(b)
01/15/2029	7.875%	557,000	552,381
04/15/2029	5.125%	1,240,000	1,224,825
Total			19,357,314
Banking 19.2%
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	8,627,422
07/23/2031	1.898%	19,015,000	15,725,859
10/24/2031	1.922%	34,690,000	28,583,064
02/04/2033	2.972%	11,010,000	9,727,366
Subordinated
09/21/2036	2.482%	7,200,000	5,824,708
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	10,867,849
01/25/2033	3.057%	19,390,000	17,198,998
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	14,875,000	12,540,066
02/24/2033	3.102%	27,062,000	24,144,541
HSBC Holdings PLC(c)
05/24/2032	2.804%	14,401,000	12,088,194
11/22/2032	2.871%	19,440,000	16,276,711
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	18,187,000	16,296,570
11/19/2031	1.764%	3,635,000	2,973,173
04/22/2032	2.580%	22,216,000	19,282,852
11/08/2032	2.545%	20,138,000	17,301,301
Morgan Stanley(c)
07/21/2032	2.239%	13,464,000	11,353,143
10/20/2032	2.511%	11,424,000	9,808,010
Subordinated
04/20/2037	5.297%	8,580,000	8,662,147
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	13,846,000	12,571,902
02/11/2031	2.572%	37,514,000	33,077,402
Total			292,940,803
Brokerage/Asset Managers/Exchanges 0.1%
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	357,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(b)
08/15/2028	4.875%	492,000	448,236
08/15/2028	6.875%	1,340,000	1,175,184
Total			1,980,561
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	423,606
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	532,796
05/15/2029	4.125%	291,000	257,918
Interface, Inc.(b)
12/01/2028	5.500%	210,000	188,122
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	526,403
SRS Distribution, Inc.(b)
07/01/2028	4.625%	551,000	514,511
07/01/2029	6.125%	439,000	394,430
12/01/2029	6.000%	488,000	425,123
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	479,543
Total			3,742,452
Cable and Satellite 3.6%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	317,921
03/01/2030	4.750%	1,263,000	1,148,803
02/01/2031	4.250%	1,353,000	1,173,381
02/01/2032	4.750%	531,000	468,793
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	328,848
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,235,000	15,195,154
06/30/2062	3.950%	2,725,000	1,899,279
04/01/2063	5.500%	17,203,000	15,177,101
Comcast Corp.
11/01/2056	2.937%	4,717,000	3,435,683
CSC Holdings LLC(b)
01/15/2030	5.750%	664,000	535,870
12/01/2030	4.125%	1,316,000	1,120,330
02/15/2031	3.375%	504,000	403,200
DIRECTV Holdings LLC/Financing Co., Inc.(b)
08/15/2027	5.875%	748,000	698,842
DISH DBS Corp.
07/01/2026	7.750%	958,000	791,148
06/01/2029	5.125%	833,000	545,517
DISH DBS Corp.(b)
12/01/2028	5.750%	1,026,000	832,056

2	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,763,612
Radiate Holdco LLC/Finance, Inc.(b)
09/15/2026	4.500%	202,000	186,945
09/15/2028	6.500%	1,027,000	816,202
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,820,067
07/15/2028	4.000%	1,000,000	928,701
07/01/2030	4.125%	461,000	413,644
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	222,695
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,532,847
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	159,149
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	883,803
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	433,449
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	479,237
Ziggo BV(b)
01/15/2030	4.875%	1,000,000	924,693
Total			54,636,970
Chemicals 0.5%
Ashland LLC(b)
09/01/2031	3.375%	1,000,000	855,768
Avient Corp.(b),(g)
08/01/2030	7.125%	428,000	441,903
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	568,935
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	254,122
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	492,270
HB Fuller Co.
10/15/2028	4.250%	818,000	730,041
Herens Holdco Sarl(b)
05/15/2028	4.750%	369,000	304,605
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	279,657
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	368,595
Iris Holdings, Inc.(b),(h)
02/15/2026	8.750%	245,000	195,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerals Technologies, Inc.(b)
07/01/2028	5.000%	189,000	173,511
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	367,750
10/01/2029	6.250%	190,000	137,041
SPCM SA(b)
03/15/2027	3.125%	46,000	39,216
Unifrax Escrow Issuer Corp.(b)
09/30/2028	5.250%	219,000	183,744
09/30/2029	7.500%	123,000	96,184
WR Grace Holdings LLC(b)
06/15/2027	4.875%	1,848,000	1,770,701
08/15/2029	5.625%	675,000	569,336
Total			7,828,841
Construction Machinery 0.7%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	780,525
PECF USS Intermediate Holding III Corp.(b)
11/15/2029	8.000%	64,000	51,592
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	49,812
11/15/2027	3.875%	10,420,000	10,008,676
02/15/2031	3.875%	181,000	165,043
01/15/2032	3.750%	211,000	185,847
Total			11,241,495
Consumer Cyclical Services 0.2%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	57,144
Arches Buyer, Inc.(b)
12/01/2028	6.125%	500,000	415,541
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	165,254
Staples, Inc.(b)
04/15/2026	7.500%	338,000	299,160
Uber Technologies, Inc.(b)
05/15/2025	7.500%	778,000	796,974
01/15/2028	6.250%	257,000	252,914
08/15/2029	4.500%	1,635,000	1,461,070
Total			3,448,057
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	657,000	618,959
Energizer Holdings, Inc.(b)
06/15/2028	4.750%	1,500,000	1,280,413

Columbia Corporate Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(b)
04/01/2026	3.375%	171,000	162,221
04/01/2029	3.750%	532,000	494,206
Mattel, Inc.
11/01/2041	5.450%	54,000	49,903
Newell Brands, Inc.
06/01/2025	4.875%	92,000	92,594
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	491,508
04/01/2031	3.750%	237,000	203,730
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	208,815
Tempur Sealy International, Inc.(b)
10/15/2031	3.875%	303,000	245,844
Total			3,848,193
Diversified Manufacturing 2.7%
BWX Technologies, Inc.(b)
06/30/2028	4.125%	231,000	219,186
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,743,416
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	785,330
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	9,177,000	9,052,328
General Electric Co.(i)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	3,210,000	3,014,040
Madison IAQ LLC(b)
06/30/2028	4.125%	600,000	531,360
06/30/2029	5.875%	538,000	418,582
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	358,923
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	526,000	504,553
Welbilt, Inc.
02/15/2024	9.500%	103,000	103,031
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	312,394
06/15/2028	7.250%	558,000	581,942
Total			40,625,085
Electric 10.5%
AEP Texas, Inc.
01/15/2050	3.450%	12,440,000	10,010,844
AES Corp. (The)
01/15/2031	2.450%	6,605,000	5,585,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	2,737,000	2,405,713
Calpine Corp.(b)
02/15/2028	4.500%	357,000	346,041
03/15/2028	5.125%	292,000	274,512
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,408,272
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	2,560,000	2,484,703
02/15/2031	3.750%	1,052,000	922,552
01/15/2032	3.750%	215,000	183,279
CMS Energy Corp.
03/01/2024	3.875%	2,124,000	2,122,878
11/15/2025	3.600%	8,564,000	8,480,575
Dominion Energy, Inc.
08/15/2031	2.250%	5,500,000	4,748,472
DTE Energy Co.
06/15/2029	3.400%	7,403,000	6,993,153
Duke Energy Corp.
06/15/2031	2.550%	11,660,000	10,215,866
Emera US Finance LP
06/15/2046	4.750%	4,303,000	3,984,276
Eversource Energy
10/01/2024	2.900%	5,000,000	4,908,501
08/15/2030	1.650%	24,816,000	20,589,028
Exelon Corp.(b)
03/15/2032	3.350%	10,315,000	9,682,184
Georgia Power Co.
07/30/2023	2.100%	13,854,000	13,662,907
03/15/2042	4.300%	12,855,000	11,848,463
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,573,072
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	108,623
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	425,000	420,063
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,742
NRG Energy, Inc.(b)
06/15/2029	5.250%	2,298,000	2,157,308
02/15/2031	3.625%	600,000	508,719
02/15/2032	3.875%	549,000	468,074
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,670,000	9,654,162
PG&E Corp.
07/01/2030	5.250%	398,000	358,211

4	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2043	4.650%	295,000	277,427
04/01/2047	4.000%	1,665,000	1,405,965
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	161,011
02/15/2027	5.625%	408,000	409,149
07/31/2027	5.000%	252,000	248,333
05/01/2029	4.375%	310,000	285,997
WEC Energy Group, Inc.
10/15/2027	1.375%	7,695,000	6,839,950
Xcel Energy, Inc.
11/15/2031	2.350%	5,588,000	4,822,287
12/01/2049	3.500%	10,115,000	8,415,969
Total			160,978,728
Environmental 1.0%
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	94,667
08/01/2025	3.750%	7,660,000	7,433,131
12/15/2026	5.125%	364,000	366,275
08/01/2028	4.000%	320,000	288,570
06/15/2029	4.750%	509,000	467,552
Waste Connections, Inc.
01/15/2032	2.200%	7,000,000	6,020,294
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	1,022,000	945,571
Total			15,616,060
Finance Companies 0.2%
Navient Corp.
01/25/2023	5.500%	508,000	510,653
10/25/2024	5.875%	111,000	109,550
06/15/2026	6.750%	475,000	452,260
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	383,000	346,683
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	274,206
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	1,312,000	1,061,537
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	579,286
Total			3,334,175
Food and Beverage 3.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,136,000	18,245,251
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,691,729
05/15/2048	5.300%	8,920,000	8,644,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	573,406
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	2,056,000	1,837,087
JBS USA LUX SA/Food Co./Finance, Inc.(b)
12/01/2031	3.750%	248,000	209,004
Kraft Heinz Foods Co.
06/01/2046	4.375%	13,236,000	11,658,260
Lamb Weston Holdings, Inc.(b)
01/31/2030	4.125%	463,000	432,737
01/31/2032	4.375%	463,000	437,513
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,452,647
Pilgrim’s Pride Corp.(b)
09/30/2027	5.875%	261,000	261,081
04/15/2031	4.250%	1,905,000	1,705,386
03/01/2032	3.500%	1,246,000	1,051,782
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	910,360
04/15/2030	4.625%	736,000	658,815
09/15/2031	4.500%	523,000	467,690
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	267,191
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	418,000	379,742
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	385,787
US Foods, Inc.(b)
02/15/2029	4.750%	523,000	490,895
06/01/2030	4.625%	354,000	324,576
Total			60,085,061
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	197,260
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	463,101
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,058,000	896,514
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	663,953
07/01/2025	6.250%	625,000	624,203
07/01/2027	8.125%	56,000	56,067
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,911,967
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,396,010

Columbia Corporate Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	377,900
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	201,281
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	719,000	645,399
Scientific Games International, Inc.(b)
07/01/2025	8.625%	104,000	108,040
11/15/2029	7.250%	579,000	590,416
Wynn Las Vegas LLC/Capital Corp.(b)
03/01/2025	5.500%	92,000	90,543
Wynn Resorts Finance LLC/Capital Corp.(b)
04/15/2025	7.750%	94,000	93,927
10/01/2029	5.125%	126,000	109,950
Total			8,426,531
Health Care 3.8%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,244,497
04/15/2029	5.000%	109,000	105,354
AdaptHealth LLC(b)
08/01/2029	4.625%	1,135,000	1,012,036
03/01/2030	5.125%	749,000	688,273
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	881,310
11/01/2029	3.875%	941,000	867,895
Becton Dickinson and Co.
06/06/2024	3.363%	5,698,000	5,657,831
02/11/2031	1.957%	6,540,000	5,561,018
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	288,000	257,614
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	137,100
03/15/2031	4.000%	194,000	178,711
CHS/Community Health Systems, Inc.(b)
03/15/2026	8.000%	304,000	290,247
04/15/2029	6.875%	459,000	255,174
05/15/2030	5.250%	988,000	829,940
02/15/2031	4.750%	244,000	196,556
Cigna Corp.
03/15/2031	2.375%	8,319,000	7,351,445
CVS Health Corp.
03/25/2048	5.050%	10,495,000	10,631,453
Encompass Health Corp.
02/01/2028	4.500%	1,000,000	924,814
HCA, Inc.(b)
03/15/2052	4.625%	16,191,000	14,093,185
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	188,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	90,285
10/01/2029	5.250%	215,000	194,251
Owens & Minor, Inc.(b)
04/01/2030	6.625%	459,000	459,380
Radiology Partners, Inc.(b)
02/01/2028	9.250%	151,000	110,956
RP Escrow Issuer LLC(b)
12/15/2025	5.250%	420,000	378,347
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,121,650
Tenet Healthcare Corp.(b)
01/01/2026	4.875%	405,000	398,957
02/01/2027	6.250%	394,000	397,858
11/01/2027	5.125%	1,793,000	1,766,550
10/01/2028	6.125%	721,000	702,573
01/15/2030	4.375%	465,000	433,308
Total			57,407,427
Healthcare Insurance 1.2%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,160,124
Centene Corp.
02/15/2030	3.375%	7,594,000	6,946,168
10/15/2030	3.000%	2,046,000	1,826,995
03/01/2031	2.500%	612,000	525,581
08/01/2031	2.625%	1,280,000	1,096,378
UnitedHealth Group, Inc.
05/15/2062	4.950%	5,125,000	5,536,614
Total			18,091,860
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	335,235
Meritage Homes Corp.(b)
04/15/2029	3.875%	423,000	378,706
Shea Homes LP/Funding Corp.(b)
02/15/2028	4.750%	171,000	142,962
04/01/2029	4.750%	65,000	52,951
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	186,953
08/01/2030	5.125%	355,000	324,758
Total			1,421,565
Independent Energy 1.2%
Apache Corp.
09/01/2040	5.100%	184,000	164,083
02/01/2042	5.250%	748,000	650,764
04/15/2043	4.750%	403,000	330,055

6	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
07/01/2026	6.375%	922,000	885,982
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	193,098
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,779,726
CNX Resources Corp.(b)
03/14/2027	7.250%	610,000	617,600
01/15/2029	6.000%	519,000	504,542
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	705,000	644,378
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	232,622
01/15/2030	5.875%	174,000	163,613
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	218,528
05/01/2029	5.000%	153,000	142,161
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	159,551
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	281,000	255,481
04/15/2030	6.000%	226,000	207,158
02/01/2031	6.000%	300,000	274,664
04/15/2032	6.250%	353,000	320,265
Matador Resources Co.
09/15/2026	5.875%	520,000	528,238
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	865,128
09/01/2030	6.625%	593,000	657,870
01/01/2031	6.125%	1,173,000	1,256,595
09/15/2036	6.450%	208,000	231,248
08/15/2039	4.300%	1,250,000	1,067,731
03/15/2046	6.600%	1,048,000	1,158,214
Southwestern Energy Co.
02/01/2029	5.375%	227,000	221,913
02/01/2032	4.750%	1,134,000	1,057,883
Total			17,789,091
Integrated Energy 0.4%
BP Capital Markets America, Inc.
03/17/2052	3.001%	755,000	583,852
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,744,977
Total			5,328,829
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
Carnival Corp.(b)
03/01/2026	7.625%	803,000	690,902
03/01/2027	5.750%	1,309,000	1,037,444
08/01/2028	4.000%	740,000	644,997
05/01/2029	6.000%	572,000	440,320
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(b)
05/01/2025	5.500%	300,000	302,172
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	466,446
Cinemark USA, Inc.(b)
05/01/2025	8.750%	121,000	126,397
03/15/2026	5.875%	481,000	461,944
07/15/2028	5.250%	225,000	200,205
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	265,101
10/15/2027	4.750%	398,000	381,563
NCL Corp., Ltd.(b)
03/15/2026	5.875%	210,000	172,074
02/15/2029	7.750%	112,000	89,757
NCL Finance Ltd.(b)
03/15/2028	6.125%	117,000	90,566
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	1,000,000	992,990
03/15/2028	3.700%	368,000	256,220
Royal Caribbean Cruises Ltd.(b)
06/15/2023	9.125%	143,000	145,171
07/01/2026	4.250%	292,000	224,734
08/31/2026	5.500%	426,000	341,197
07/15/2027	5.375%	226,000	174,364
04/01/2028	5.500%	388,000	292,176
Six Flags Entertainment Corp.(b)
07/31/2024	4.875%	471,000	464,659
Total			8,261,399
Life Insurance 8.5%
AIG Global Funding(b)
09/22/2025	0.900%	6,680,000	6,059,389
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	3,085,000	2,970,335
Five Corners Funding Trust(b)
11/15/2023	4.419%	23,065,000	23,182,178
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,251,129
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	980,000	958,084

Columbia Corporate Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
12/01/2061	3.200%	4,070,000	2,914,040
MetLife, Inc.
07/15/2052	5.000%	4,061,000	4,325,233
New York Life Global Funding(b)
01/15/2026	0.850%	9,189,000	8,417,057
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	2,401,185
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	7,890,103
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	8,678,000	6,795,957
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	15,688,059
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	16,462,000	16,502,232
Principal Life Global Funding II(b)
11/21/2024	2.250%	7,165,000	6,884,382
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,715,000	4,719,293
05/15/2050	3.300%	8,368,000	6,668,871
Voya Financial, Inc.
06/15/2046	4.800%	825,000	771,521
Total			129,399,048
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	310,955
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	111,124
Travel + Leisure Co.(c)
04/01/2027	6.000%	2,000,000	1,992,574
Total			2,414,653
Media and Entertainment 3.6%
Cengage Learning, Inc.(b)
06/15/2024	9.500%	524,000	497,800
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	271,066
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,089,867
06/01/2029	7.500%	433,000	351,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	254,757
05/01/2027	8.375%	884,518	791,079
iHeartCommunications, Inc.(b)
08/15/2027	5.250%	102,000	93,293
01/15/2028	4.750%	749,000	673,488
Magallanes, Inc.(b)
03/15/2062	5.391%	22,006,000	19,298,746
Netflix, Inc.
11/15/2028	5.875%	995,000	1,027,007
05/15/2029	6.375%	388,000	414,293
Netflix, Inc.(b)
11/15/2029	5.375%	22,747,000	22,912,210
06/15/2030	4.875%	725,000	711,236
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	185,658
03/15/2030	4.625%	367,000	311,735
Playtika Holding Corp.(b)
03/15/2029	4.250%	283,000	253,263
Roblox Corp.(b)
05/01/2030	3.875%	453,000	399,334
Scripps Escrow II, Inc.(b)
01/15/2029	3.875%	1,500,000	1,338,337
Scripps Escrow, Inc.(b)
07/15/2027	5.875%	564,000	538,426
Univision Communications, Inc.(b)
05/01/2029	4.500%	248,000	224,379
Walt Disney Co. (The)
09/15/2044	4.750%	3,480,000	3,571,165
Total			55,208,884
Metals and Mining 0.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	105,710
10/01/2031	5.125%	590,000	492,921
Constellium NV(b)
02/15/2026	5.875%	376,000	365,389
Constellium SE(b)
06/15/2028	5.625%	893,000	804,494
04/15/2029	3.750%	491,000	418,697
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	285,357
04/01/2029	6.125%	403,000	313,433
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	79,586
06/01/2031	4.500%	836,000	671,443

8	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(b)
11/15/2026	3.250%	370,000	344,555
01/30/2030	4.750%	836,000	773,154
08/15/2031	3.875%	367,000	317,718
Total			4,972,457
Midstream 3.2%
Cheniere Energy Partners LP
03/01/2031	4.000%	283,000	262,150
01/31/2032	3.250%	992,000	864,707
Cheniere Energy, Inc.
10/15/2028	4.625%	567,000	552,893
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	415,961
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	337,427
04/01/2044	5.600%	230,000	200,354
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	292,945
06/15/2031	4.375%	637,000	575,570
Enterprise Products Operating LLC
03/15/2044	4.850%	1,846,000	1,779,697
01/31/2060	3.950%	4,407,000	3,682,067
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	545,665
07/15/2048	6.500%	82,000	68,907
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	212,446
07/01/2027	6.500%	307,000	306,838
01/15/2029	4.500%	333,000	298,040
01/15/2031	4.750%	1,171,000	1,060,613
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	127,023
Holly Energy Partners LP/Finance Corp.(b)
04/15/2027	6.375%	274,000	271,337
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	180,711
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,525,353
Kinder Morgan, Inc.
02/15/2046	5.050%	6,324,000	5,905,664
MPLX LP
04/15/2048	4.700%	1,199,000	1,055,803
03/14/2052	4.950%	3,022,000	2,742,674
NuStar Logistics LP
10/01/2025	5.750%	182,000	176,872
06/01/2026	6.000%	132,000	129,917
04/28/2027	5.625%	247,000	236,503
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,270,000	7,546,553
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	314,631
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	357,000	352,039
03/01/2030	5.500%	869,000	859,255
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	434,000	370,226
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	647,307
08/15/2031	4.125%	1,016,000	938,989
11/01/2033	3.875%	562,000	490,390
Western Gas Partners LP
03/01/2048	5.300%	1,543,000	1,368,206
08/15/2048	5.500%	2,776,000	2,447,615
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	2,868,082
10/15/2051	3.500%	3,512,000	2,755,204
Total			48,766,634
Natural Gas 1.6%
NiSource, Inc.
09/01/2029	2.950%	13,755,000	12,633,624
02/15/2043	5.250%	7,467,000	7,482,402
05/15/2047	4.375%	4,414,000	4,081,140
Total			24,197,166
Oil Field Services 0.0%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	220,000	200,052
Transocean Guardian Ltd.(b)
01/15/2024	5.875%	68,392	65,311
Transocean Sentry Ltd.(b)
05/15/2023	5.375%	356,484	340,927
Total			606,290
Other Industry 0.0%
Dycom Industries, Inc.(b)
04/15/2029	4.500%	286,000	262,472
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	182,857
Total			445,329
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	621,000	551,672

Columbia Corporate Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	527,004
02/01/2027	4.250%	390,000	347,970
06/15/2029	4.750%	1,036,000	885,754
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	376,673
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	291,966
RHP Hotel Properties LP/Finance Corp.(b)
02/15/2029	4.500%	216,000	198,308
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	208,289
09/15/2029	4.000%	275,000	243,735
Service Properties Trust
03/15/2024	4.650%	209,000	190,825
10/01/2024	4.350%	98,000	87,843
12/15/2027	5.500%	129,000	112,609
Total			4,022,648
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	515,337
09/01/2029	4.000%	769,000	665,281
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	536,254
08/15/2027	5.250%	420,000	319,661
08/15/2027	5.250%	366,000	285,140
Berry Global, Inc.
01/15/2026	1.570%	2,125,000	1,935,280
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	675,635
LABL, Inc.(b)
11/01/2028	5.875%	70,000	64,038
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	175,685
08/15/2027	8.500%	399,000	387,648
Total			5,559,959
Pharmaceuticals 2.2%
AbbVie, Inc.
05/14/2035	4.500%	3,064,000	3,119,475
11/06/2042	4.400%	6,305,000	6,021,324
11/14/2048	4.875%	1,296,000	1,312,850
11/21/2049	4.250%	2,609,000	2,448,903
Amgen, Inc.
02/22/2062	4.400%	5,990,000	5,592,283
AstraZeneca Finance LLC
05/28/2026	1.200%	9,485,000	8,772,790
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(b)
02/01/2027	6.125%	486,000	414,434
06/01/2028	4.875%	152,000	121,412
02/15/2031	5.250%	649,000	332,630
Endo Dac/Finance LLC/Finco, Inc.(b)
06/30/2028	6.000%	260,000	18,242
Endo Luxembourg Finance Co I Sarl/US, Inc.(b)
04/01/2029	6.125%	178,000	143,202
Gilead Sciences, Inc.
10/01/2040	2.600%	4,205,000	3,240,629
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	352,000	312,607
Organon Finance 1 LLC(b)
04/30/2028	4.125%	918,000	871,048
04/30/2031	5.125%	808,000	756,980
Par Pharmaceutical, Inc.(b)
04/01/2027	7.500%	66,000	53,358
Total			33,532,167
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	29,887
10/15/2027	6.750%	834,000	791,374
11/01/2029	5.875%	332,000	289,178
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	560,469
01/15/2029	5.625%	608,000	540,935
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	12,990,000	11,766,809
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	619,047
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	38,466
HUB International Ltd.(b)
05/01/2026	7.000%	1,250,000	1,233,634
12/01/2029	5.625%	622,000	558,418
Ryan Specialty Group LLC(b)
02/01/2030	4.375%	165,000	147,777
USI, Inc.(b)
05/01/2025	6.875%	321,000	314,230
Total			16,890,224
Railroads 0.2%
CSX Corp.
11/01/2046	3.800%	4,193,000	3,743,338
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	494,798

10	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	891,077
Papa John’s International, Inc.(b)
09/15/2029	3.875%	145,000	127,632
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	550,739
Total			2,064,246
Retailers 0.7%
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	125,620
02/15/2032	5.000%	143,000	125,064
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	89,459
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	39,013
10/01/2030	6.625%	498,000	482,175
L Brands, Inc.
06/15/2029	7.500%	113,000	112,213
11/01/2035	6.875%	227,000	208,501
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	229,818
Lowe’s Companies, Inc.
04/01/2062	4.450%	9,805,000	8,861,666
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	423,000	400,672
02/15/2029	7.750%	603,000	581,300
Total			11,255,501
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	152,225
03/15/2029	3.500%	486,000	422,024
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	207,147
01/15/2027	4.625%	339,000	321,766
Total			1,103,162
Technology 5.3%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	550,894
Block, Inc.
06/01/2026	2.750%	103,000	96,155
06/01/2031	3.500%	217,000	188,281
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	81,150
Broadcom, Inc.(b)
11/15/2036	3.187%	10,626,000	8,506,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	234,900
07/01/2029	4.875%	695,000	615,110
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	831,678
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	182,727
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	173,598
06/15/2030	5.950%	633,000	627,429
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,932,000	1,839,621
07/15/2052	5.625%	4,019,000	4,184,857
Gartner, Inc.(b)
07/01/2028	4.500%	2,178,000	2,104,680
06/15/2029	3.625%	195,000	178,143
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	580,957
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	378,423
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	400,710
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	770,738
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	1,004,637
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,234,615
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	943,180
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,785,148
NCR Corp.(b)
09/01/2027	5.750%	274,000	267,488
10/01/2028	5.000%	290,000	277,861
04/15/2029	5.125%	828,000	795,786
09/01/2029	6.125%	215,000	209,790
10/01/2030	5.250%	194,000	186,052
Nielsen Finance LLC/Co.(b)
10/01/2028	5.625%	224,000	219,481
07/15/2029	4.500%	254,000	240,173
10/01/2030	5.875%	95,000	93,169
07/15/2031	4.750%	317,000	301,367
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,375,000	1,254,323
05/11/2031	2.500%	15,995,000	13,496,657
01/15/2033	5.000%	2,407,000	2,450,031

Columbia Corporate Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
03/25/2041	3.650%	6,388,000	4,964,520
11/15/2047	4.000%	1,000,000	770,464
04/01/2050	3.600%	9,000,000	6,549,082
Plantronics, Inc.(b)
03/01/2029	4.750%	963,000	971,238
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	855,686
Switch Ltd.(b)
09/15/2028	3.750%	45,000	44,994
06/15/2029	4.125%	289,000	292,198
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	174,455
VeriSign, Inc.
06/15/2031	2.700%	6,364,000	5,430,016
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	508,283
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	1,098,000	982,741
Total			80,830,409
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	4,180,000	3,122,119
Transportation Services 0.2%
FedEx Corp.
11/15/2045	4.750%	2,550,000	2,490,094
Wireless 2.7%
Altice France Holding SA(b)
05/15/2027	10.500%	329,000	309,668
02/15/2028	6.000%	343,000	268,317
Altice France SA(b)
02/01/2027	8.125%	372,000	367,369
01/15/2028	5.500%	1,647,000	1,447,182
07/15/2029	5.125%	1,059,000	906,307
10/15/2029	5.500%	120,000	103,673
American Tower Corp.
08/15/2029	3.800%	4,746,000	4,535,059
06/15/2030	2.100%	2,850,000	2,389,338
Crown Castle International Corp.
04/01/2031	2.100%	6,110,000	5,095,738
SBA Communications Corp.
02/15/2027	3.875%	277,000	264,265
02/01/2029	3.125%	110,000	96,289
Sprint Capital Corp.
03/15/2032	8.750%	125,000	161,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	316,000	330,972
03/01/2026	7.625%	552,000	605,369
T-Mobile USA, Inc.
02/15/2026	2.250%	1,147,000	1,070,800
04/15/2026	2.625%	1,000,000	942,470
02/15/2029	2.625%	19,007,000	17,004,008
02/15/2031	2.875%	3,544,000	3,135,759
04/15/2031	3.500%	974,000	900,582
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	929,956
07/15/2031	4.750%	849,000	775,570
Total			41,640,389
Wirelines 3.4%
AT&T, Inc.
05/15/2035	4.500%	2,000,000	1,984,835
09/15/2055	3.550%	1,597,000	1,242,118
12/01/2057	3.800%	21,046,000	17,053,707
Cablevision Lightpath LLC(b)
09/15/2027	3.875%	373,000	331,300
CenturyLink, Inc.
12/01/2023	6.750%	355,000	360,539
04/01/2025	5.625%	155,000	154,488
CenturyLink, Inc.(b)
02/15/2027	4.000%	205,000	190,316
Front Range BidCo, Inc.(b)
03/01/2027	4.000%	984,000	861,870
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	346,085
Iliad Holding SAS(b)
10/15/2026	6.500%	690,000	662,140
10/15/2028	7.000%	1,037,000	996,052
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	5,125,931
Verizon Communications, Inc.
03/21/2031	2.550%	24,815,000	22,063,477
Total			51,372,858
Total Corporate Bonds & Notes (Cost $1,564,252,828)			1,393,952,252

12	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Foreign Government Obligations(j) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	251,000	240,589
05/15/2029	4.250%	313,000	271,688
Total			512,277
Total Foreign Government Obligations (Cost $560,272)			512,277

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(i),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	6.063%	386,060	370,135
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	6.122%	333,920	285,502
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.122%	78,084	64,663
Total			350,165
Consumer Products 0.1%
SWF Holdings I Corp.(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	6.162%	738,150	615,433
Media and Entertainment 0.0%
Cengage Learning, Inc.(i),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	462,820	423,286
Technology 0.1%
Ascend Learning LLC(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	5.872%	410,935	388,206
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.122%	246,000	216,480
DCert Buyer, Inc.(i),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.372%	357,000	334,391
Epicore Software Corp.(i),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.122%	101,000	99,283
UKG, Inc.(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	246,391	238,499
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	478,000	456,662
Total			1,733,521
Total Senior Loans (Cost $3,817,253)			3,492,540

U.S. Treasury Obligations 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	0.250%	3,450,000	3,201,223
11/30/2025	0.375%	3,600,000	3,322,687
12/31/2025	0.375%	11,000,000	10,131,172
06/30/2027	0.500%	8,300,000	7,454,437
12/31/2027	0.625%	4,000,000	3,575,938
11/15/2051	1.875%	3,810,000	2,929,533
Total U.S. Treasury Obligations (Cost $33,908,338)			30,614,990

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(l),(m)	78,256,057	78,216,929
Total Money Market Funds (Cost $78,213,144)		78,216,929
Total Investments in Securities (Cost: $1,682,276,503)		1,507,204,405
Other Assets & Liabilities, Net		19,558,100
Net Assets		1,526,762,505

Columbia Corporate Income Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
At July 31, 2022, securities and/or cash totaling $3,963,536 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	534	09/2022	USD	76,896,000	2,492,942	—
U.S. Treasury 2-Year Note	488	09/2022	USD	102,704,938	—	(31,135)
U.S. Treasury 5-Year Note	1,870	09/2022	USD	212,668,673	1,942,655	—
Total					4,435,597	(31,135)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,354)	09/2022	USD	(164,024,406)	—	(2,728,004)
U.S. Treasury Ultra 10-Year Note	(1,009)	09/2022	USD	(132,431,250)	—	(2,882,959)
U.S. Ultra Treasury Bond	(203)	09/2022	USD	(32,137,438)	—	(479,410)
Total					—	(6,090,373)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $427,732,549, which represents 28.02% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2022, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2022, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	108,888,867	112,114,646	(142,783,999)	(2,585)	78,216,929	(22,982)	200,381	78,256,057
Abbreviation Legend
LIBOR	London Interbank Offered Rate
14	Columbia Corporate Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Corporate Income Fund | First Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT136_04_M01_(09/22)